Putnam
Federal
Income
Trust

ANNUAL REPORT

October 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* Demonstrating above-average performance in a challenging market, Putnam Federal Income Trust's class A share total return for the year ended October 31, 1997, ranked 43 out of 179 general U.S. government funds, according to Lipper Analytical Services, placing the fund in the top 24% of its category.*

* "The high level of volatility we've witnessed in the world's stock markets in late October has prompted what investors term a flight to quality. This phenomenon can benefit the high-quality fixed-income securities your fund owns."
                                  -- Kenneth J. Taubes, fund manager

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

17 Financial statements

  *Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For periods ended 10/31/97, class A shares ranked 41 out of 78 and 28 out of 48 for 5- and 10-year performance, respectively; class B and class M shares ranked 113 and 62, respectively, out of 179 funds for 1-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Astute portfolio maneuvers, coupled with well-timed defensive strategies, helped Putnam Federal Income Trust deliver a competitive total return during the fiscal year that ended on October 31, 1997. To achieve this positive result, fund managers Kenneth Taubes and Max Senter skillfully adjusted both the portfolio's average duration and its mix of securities throughout the year in response to a continuing stream of changing conditions.

Nevertheless, an underlying current of nervousness prevailed throughout the period as both the Federal Reserve Board and investors kept a close watch on inflation, fearing that the still robust economy might ignite it at any moment. The Fed's preemptive thrust in March with a quarter-point increase in short-term interest rates seemed to do the trick without extinguishing the economy's long-standing growth cycle.

Plenty of challenges remain as your fund embarks on a new fiscal year. In the following report, Ken and Max discuss performance in the year just ended and take a look at prospects for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 17, 1997



Report from the Fund Managers
Kenneth J. Taubes
Max S. Senter

Considering the winter bear market, the summer rally, and the turmoil in emerging markets this fall, Putnam Federal Income Trust's 1997 fiscal year was anything but dull. Although fixed-income investors had their share of ups and downs, your fund's flexible investment strategy enabled it to complete the 12-month period ended October 31, 1997, with an 8.41% class A share return at net asset value. At public offering price, class A shares returned 3.25%. For more performance information, including the results for other share classes, please see pages 8, 9, and 10.

* INVESTORS ADJUST TO GROWTH WITHOUT INFLATION

Economic activity in the first half of the fund's fiscal year was vigorous and widespread. Consumer spending rose, unemployment fell, sales of new homes set records, and manufacturing capacity became increasingly strained. Anticipating a potential spike in inflation, the Federal Reserve Board raised short-term interest rates by a quarter of a percentage point in late March. Bonds and bond funds most sensitive to changing interest rates suffered the greatest price declines, but returns among fixed-income investments in general were lackluster over the first half of the fiscal year. Having become more cautious about the bond market's prospects, we gradually reduced the portfolio's sensitivity to changes in interest rates by shortening its duration. The move proved well timed and boosted the fund's performance in the first half.

The fiscal year's second half brought a decidedly more upbeat mood to the market. Economic activity tapered off in a manner that persuaded the Fed to leave interest rates unchanged. Despite a continued strong employment picture, retail sales declined and manufacturers slowed production. Although the country's gross domestic product (GDP) measured growth at more than 4% in the first six months of the period (4.9% in the first quarter of 1997), growth in the second half remained much closer to 3%. By June, as reports of moderating economic growth mounted, many market watchers had ruled out any further 1997 rate increases. This new landscape proved a welcome change for fixed-income investors: bond prices rose throughout the spring and summer and yields fell. Although encouraged, we remained cautious about lengthening portfolio duration too much during this period -- and, consequently, increasing the fund's interest-rate exposure -- suspecting that the Fed's concern over unsustainably high economic growth might eventually prompt additional tightening of short-term interest rates. Instead, we chose to focus on altering the fund's mix of investments, including applying greater resources to the mortgage-backed segment of the fixed-income market.

* MORTGAGES FAVORED THROUGHOUT YEAR

In its search for income, your fund invests in a variety of high-quality bonds, including U.S. and foreign government bonds, mortgage-backed securities, and bonds issued by creditworthy corporations. Because these investments vary in their sensitivity to interest rates and changes in the economy, the percentage of assets in each sector is adjusted regularly to reflect our outlook.

For example, throughout the first half of the fiscal year, we considered that mortgage-backed securities provided a distinct advantage over U.S. Treasuries of comparable maturity and therefore weighted them heavily in the portfolio. As we began the fiscal year, mortgages constituted 45% of net assets; this level rose to 58.8% this past spring and stayed constant through the end of October. Mortgage-backed securities generally offer higher yields than Treasuries in order to compensate investors for the risk of prepayment. However, prepayment risk was not an issue for a large part of the year, since economic growth was generally strong and interest rates appeared more likely to rise than fall. Only during the summer did Treasuries gain the upper hand. Their sensitivity to changing interest rates translated into relatively greater price appreciation as the market rallied and rates moved lower.

[GRAPHIC OMITTED: horizontal bar chart TOP BOND MARKET PERFORMANCE BY SECTOR]

BOND MARKET PERFORMANCE BY SECTOR*

Lehman Brothers Mortgage-Backed Securities Index       9.12%
Lehman Brothers Corporate Bond Index                   9.26%
Salomon Brothers World Government Bond Index           2.61%
Lehman Brothers Long-Term Treasury Bond Index         12.62%

Footnote reads:
*These indexes reflect the general performance of market sectors in which the fund invests. The fund's performance will differ. Past performance is not indicative of future results. The indexes may include bonds different from those in the fund. It is not possible to invest directly in an index.

* FOREIGN AND CORPORATE BOND HOLDINGS REDUCED

To finance the additional investment in mortgage-backed securities, we scaled back the fund's corporate and foreign bond holdings, having begun the period with a relatively heavy weighting in corporate bonds. Corporate profits had a banner year in 1996 and the subsequent credit-rating upgrades and higher bond prices benefited your fund's performance.

By early 1997, however, we believed that the seeds of higher interest rates had been sown and that an increase in rates would dampen performance of the fund's corporate bond holdings. We first eliminated the lower-credit-quality bonds we considered most sensitive to changes in interest rates. The move proved timely, as higher-yielding corporate bonds did suffer a downturn shortly thereafter.

Later in the year, as events in Southeast Asia were heating up, high-grade corporate bonds suffered a setback on the grounds that weaker currencies in Asian export countries would cut into U.S. corporate profits.

Throughout the first half of fiscal 1997, the U.S. dollar rose sharply against major foreign currencies, eroding U.S. investors' returns on nondollar-based investments. We reduced the fund's foreign holdings dramatically in early 1997, concluding that domestic bonds were more likely to outperform their foreign counterparts, particularly in European markets.


[GRAPHIC OMITTED: Vertical bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                                        10/31/96     10/31/97
Mortage-backed securities                 36.6%        51.2%
U.S. Treasury securities                  35.8%        29.8%
Foreign bonds and notes                   11.9%         6.4%
Corporate bonds                           11.0%         8.6%
Collateralized mortage obligations         8.1%         7.6%
Short-term investments                     1.3%         1.0%

Footnote reads:
*Based on total net assets as of indicated date. Holdings will vary over time.

*CAUTION PREVAILS FOR COMING MONTHS

Whether the Fed will raise rates in the coming year remains an important question for fixed-income investors. Unemployment remains low and industrial capacity tight. Consumer spending, which had lagged income growth in the first half of the year, posted sharp increases in the third quarter as measured by rising retail sales. Stronger foreign economies, particularly in Europe, have fueled U.S. export growth of late. The U.S. economy has registered four calendar quarters of GDP growth above 3%, and yet the Fed maintains that noninflationary growth is something more on the order of 2.5%. In light of these factors and considering that the summer's bond market rally may have been overdone, we currently intend to keep the fund's slightly defensive duration stance in the coming months, making the most of a flexible investment strategy by seeking income wherever opportunities arise.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Federal Income Trust is designed for investors seeking high current income consistent with preservation of capital primarily through U.S. government securities.

TOTAL RETURN FOR PERIODS ENDED 10/31/97

                               Class A         Class B        Class M
(inception date)              (6/2/86)        (6/6/94)       (4/12/95)
                             NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year                       8.41%   3.25%   7.55%   2.55%   8.16%   4.61%
------------------------------------------------------------------------------
5 years                     35.60   29.18   30.44   28.53   33.86   29.56
Annual average               6.28    5.25    5.46    5.15    6.01    5.32
------------------------------------------------------------------------------
10 years                   114.22  104.08   96.88   96.88  107.30  100.50
Annual average               7.92    7.39    7.01    7.01    7.56    7.20
------------------------------------------------------------------------------
Life of fund               120.72  110.28  100.06  100.06  112.17  105.23
Annual average               7.19    6.73    6.27    6.27    6.81    6.50
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS
ENDED 10/31/97

                                               Lehman Bros.
                                                Government      Consumer
                                                Bond Index      Price Index
------------------------------------------------------------------------------
1 year                                            8.66%            2.08%
------------------------------------------------------------------------------
5 years                                          42.43            13.96
Annual average                                    7.33             2.65
------------------------------------------------------------------------------
10 years                                        134.51            40.16
Annual average                                    8.90             3.43
------------------------------------------------------------------------------
Life of fund                                    154.87            48.39
Annual average                                    8.54             3.52
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 10/31/87

             Fund's Class A
                  shares         Lehman Bros.     Consumer Price
Date/year         at POP      Govt. Bond Index        Index
10/31/87          9525             10000              10000
10/31/88         10445             10973              10425
10/31/89         11528             12293              10893
10/31/90         12156             13022              11578
10/31/91         13966             14923              11917
10/31/92         15049             16465              12298
10/31/93         16278             18627              12637
10/31/94         15539             17794              12966
10/31/95         18021             20531              13330
10/31/96         18823             21582              13729
10/31/97         20408             23451              14016

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $19,688 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $20,730 ($20,050 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/97

                          Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)         12           12               12
------------------------------------------------------------------------------
Income                       $0.628       $0.556           $0.605
------------------------------------------------------------------------------
  Total                       0.628       $0.556           $0.605
------------------------------------------------------------------------------
Share value:                      NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
10/31/96                        $10.01  $10.51   $9.98   $10.01  $10.35
------------------------------------------------------------------------------
10/31/97                         10.19   10.70   10.15    10.19   10.53
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate             6.24%   5.94%   5.56%    6.01%   5.81%
------------------------------------------------------------------------------
Current 30-day SEC yield2         6.01    5.72    5.26     5.71    5.52
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)

                                Class A         Class B         Class M
(inception date)               (6/2/86)        (6/6/94)        (4/12/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                       9.63%   4.42%   8.76%   3.76%   9.49%   5.93%
------------------------------------------------------------------------------
5 years                     31.83   25.61   26.81   24.95   30.19   25.99
Annual average               5.68    4.67    4.87    4.56    5.42    4.73
------------------------------------------------------------------------------
10 years                   120.27  109.74  102.42  102.42  113.26  106.25
Annual average               8.22    7.69    7.31    7.31    7.87    7.51
------------------------------------------------------------------------------
Life of fund               118.06  107.75   97.75   97.75  109.65  102.80
Annual average               7.12    6.67    6.20    6.20    6.75    6.44
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Government Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations and debt obligations of U.S. government agencies (excluding mortgage-backed securities). The average quality of bonds included in the index may be higher than the average quality of those bonds in which the fund customarily invests.

Lehman Brothers Corporate Bond Index* is an unmanaged list of publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Lehman Brothers Long-Term Treasury Bond Index* is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

Lehman Brothers Mortgage-Backed Securities Index* is an unmanaged list of GNMA bonds.

Salomon Brothers World Government Bond Index* is a market-capitalization weighted benchmark that tracks the performance of government-bond markets in 14 countries.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended October 31, 1997

To the Trustees and Shareholders of
Putnam Federal Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Federal Income Trust, including the portfolio of investments owned, as of October 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Federal Income Trust as of October 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                    Coopers & Lybrand L.L.P.
Boston, Massachusetts
December 10, 1997



Portfolio of investments owned
October 31, 1997


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (81.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (51.2%)
------------------------------------------------------------------------------------------------------------
$     9,259,470  Federal Home Loan Mortgage Corp. 5 1/2s, with
                   due dates from March 1, 2011 to April 1, 2011                              $    8,935,389
                 Federal National Mortgage Association
     36,435,505    7s, with due dates from January 1, 2026
                   to June 15, 2027                                                               36,549,205
      8,485,824    6 1/2s, with due dates from July 1, 2025
                   to September 1, 2027                                                            8,342,592
                 Government National Mortgage Association
     19,431,555    8 1/2s, with due dates from January 15, 2026
                   to October 15, 2027                                                            20,372,645
     14,474,768    8s, with due dates from January 15, 2001
                   to June 15, 2023                                                               15,194,960
     54,149,888    7 1/2s, with due dates from January 15, 2023
                   to October 15, 2027                                                            55,457,140
     17,535,000    7s, TBA, November 15, 2027                                                     17,633,546
      3,550,000    6s, TBA, November 16, 2027                                                      3,581,063
     18,080,000    5 1/2s, TBA, December 16, 2027                                                 18,043,298
                                                                                              --------------
                                                                                                 184,109,838

U.S. Treasury Obligations (29.8%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     13,940,000    11 5/8s, November 15, 2004                                                     18,492,246
     11,145,000    8 1/8s, August 15, 2019                                                        13,649,170
     20,730,000    7 1/2s, November 15, 2024                                                      24,186,106
      1,870,000    6 1/2s, November 15, 2026                                                       1,949,176
      2,790,000    6 3/8s, August 15, 2027                                                         2,875,430
                 U.S. Treasury Notes
     21,575,000    11 7/8s, November 15, 2003 #                                                   28,108,126
        165,000    6 1/4s, June 30, 2002                                                             168,145
      3,139,000    6 1/8s, August 15, 2007                                                         3,207,179
      3,490,000    6s, July 31, 2002                                                               3,523,260
      2,830,000    5 7/8s, September 30, 2002                                                      2,844,603
      8,160,000    5 7/8s, July 31, 1999                                                           8,189,294
                                                                                              --------------
                                                                                                 107,192,735
                                                                                              --------------
                 Total U.S. Government and Agency
                   Obligations  (cost $285,242,479)                                           $  291,302,573

CORPORATE BONDS AND NOTES (8.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Entertainment (0.8%)
------------------------------------------------------------------------------------------------------------
$     1,685,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                             $    1,853,854
        870,000  Time Warner Entertainment Inc. deb. 7 1/4s, 2008                                    894,360
                                                                                              --------------
                                                                                                   2,748,214
Insurance and Finance (1.7%)
------------------------------------------------------------------------------------------------------------
      3,925,000  Advanta National Bank sr. notes 7.02s, 2001                                       3,945,096
      2,010,000  Salton Sea Funding Corp. company
                   guaranty Ser. E, 8.3s, 2011                                                     2,187,001
                                                                                              --------------
                                                                                                   6,132,097

Metals and Mining (0.5%)
------------------------------------------------------------------------------------------------------------
      1,770,000  PT Alatief Freeport sr. notes 9 3/4s, 2001
                   (Netherlands)                                                                   1,942,487

Publishing (0.8%)
------------------------------------------------------------------------------------------------------------
      1,705,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                     1,730,064
      1,070,000  News America Holdings, Inc. deb. 7.7s, 2025                                       1,070,728
                                                                                              --------------
                                                                                                   2,800,792

Real Estate (0.9%)
------------------------------------------------------------------------------------------------------------
      1,270,000  Health Care Property Investors, Inc. sr. notes
                   6 1/2s, 2006 (R)                                                                1,243,889
      2,020,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                  2,119,808
                                                                                              --------------
                                                                                                   3,363,697

Tobacco (0.7%)
------------------------------------------------------------------------------------------------------------
      2,910,000  Sampoerna International Finance Co. 144A
                   company guaranty 8 3/8s, 2006 (Indonesia)                                       2,667,743

Utilities (3.1%)
------------------------------------------------------------------------------------------------------------
      9,944,000  Citizens Utilities Co. bonds 7.68s, 2034                                         11,232,146
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $29,050,495)                                                         $   30,887,176

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
                 Chase Mortgage Finance Corp.
    $ 1,307,299    Ser. 1994-G, Class B3, 7s, April 25, 2025                                  $    1,271,348
        924,354    Ser. 1993-3, Class B6, 7.46s, October 29, 2024                                    946,596
      3,965,751    Ser. 1993-3, Class B7, 7.46s, October 29, 2024                                  4,061,177
      1,073,630  CMC Securities Corp. III Ser. 1994-F, Class B2,
                   6 1/4s, May 25, 2014                                                            1,035,717
      2,669,558  Housing Securities Inc. Ser. 1993-J, Class J2, 6.66s,
                   January 25, 2009                                                                2,656,210
      2,673,829  Prudential Home Mortgage Securities Ser. 1994-28,
                   Class B2, 6.803s, September 25, 2001                                            2,632,886
      4,570,250  Prudential Home Mortgage Securities 144A Ser. 94-D,
                   Class 3B, 6.312s, August 28, 2009                                               4,322,457
      3,669,424  Prudential Home Mortgage Securities Co. 144A
                   Ser. 93-31, Class B1, 6s, August 25, 2000                                       3,562,781
                 Residential Funding Mortgage Securities
        961,997    Ser. 93-S17, Class M3, 7s, May 25, 2008                                           962,899
        733,543    Ser. 93-S23, Class M3, 6 1/2s, June 25, 2008                                      718,872
                 Securitized Asset Sales, Inc.
      3,352,959    Ser. 93-J, Class 2B, 6.808s                                                     3,257,609
      1,833,485  Mtge. Pass Thru Certificates Ser. 1994-3, Class B1,
                   6.11s, February 25, 1999                                                        1,817,156
                                                                                              --------------
                 Total Non-Agency Collateralized Mortgage
                   Obligations  (cost $24,645,381)                                            $   27,245,708

FOREIGN GOVERNMENT BONDS AND NOTES (6.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
DEM  12,765,000  Germany (Federal Republic of) bonds
                   Ser. 97, 6 1/2s, 2027                                                      $    7,703,400
NZD   5,105,000  New Zealand (Government of) bonds
                   10s, 2002                                                                       3,553,931
NZD  10,520,000  New Zealand (Government of) bonds
                   8s, 2004                                                                        6,987,065
ZAR   7,245,000  South Africa (Republic of) bonds
                   Ser. 153, 13s, 2010                                                             1,367,529
UKS   1,687,500  United Kingdom Treasury bonds 8s, 2021                                            3,347,524
                                                                                              --------------
                 Total Foreign Government Bonds
                   and Notes  (cost $22,367,076)                                              $   22,959,449

SHORT-TERM INVESTMENTS (1.0%) * (cost $3,758,590)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $ 3,758,000   Interest in $269,350,000 joint repurchase
                   agreement dated October 31, 1997 with
                   S.B.C Warburg, Inc, due November 3, 1997
                   with respect to various U.S. Treasury
                   obligations -- maturity value of $3,759,769
                   for an effective yield of 5.65%                                            $    3,758,590
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $365,064,021) ***                                    $  376,153,496
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $359,462,734

***  The aggregate identified cost on a tax basis is $365,533,557, resulting in gross unrealized appreciation and depreciation of $12,904,276 and $2,284,337, respectively, or net unrealized appreciation of $10,619,939.

  #  A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 1997.

(R)  Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).


----------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at October 31, 1997
(aggregate face value $29,338,712)

                                                                          Unrealized
                                          Aggregate Face   Expiration    Appreciation/
                      Total  Value            Value           Date      (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollars    $   383,527          $  395,225       12/17/97      $ (11,698)
Canadian Dollar         4,409,494           4,538,893       12/17/97       (129,399)
Danish Krone              286,315             279,491       12/17/97          6,824
Deutschemarks           3,649,360           3,652,546       12/17/97         (3,186)
Indonesian Rupiah       1,352,826           1,306,543        6/23/98         46,283
Indonesian Rupiah       2,442,064           2,462,983        2/23/98        (20,919)
Italian Lira           10,138,961           9,760,644       12/17/97        378,317
Japanese Yen            6,987,670           6,942,387       12/17/97         45,283
----------------------------------------------------------------------------------------
                                                                          $ 311,505
----------------------------------------------------------------------------------------



Forward Currency Contracts to Sell at October 31, 1997
(aggregate face value $34,981,570)
                                                                          Unrealized
                             Market       Aggregate Face    Delivery     Appreciation/
                             Value            Value           Date      (Depreciation)
----------------------------------------------------------------------------------------
British Pounds           $ 2,693,728       $ 2,550,688       12/17/97      $(143,040)
Deutschemarks              7,719,256         7,486,429       12/17/97       (232,827)
Italian Lira               9,949,910         9,583,443       12/17/97       (366,467)
Japanese Yen               3,325,254         3,313,463       12/17/97        (11,791)
New Zealand Dollar        10,625,921        10,854,170       12/17/97        228,249
South African Rand         1,179,116         1,193,377       12/17/97         14,261
----------------------------------------------------------------------------------------
                                                                           $(511,615)
----------------------------------------------------------------------------------------



Futures Contracts Outstanding at October 31, 1997
                                                                          Unrealized
                             Market        Aggregate Face   Expiration    Appreciation/
                             Value             Value           Date      (Depreciation)
----------------------------------------------------------------------------------------
U.S. Treasury Notes
10 yr. (Long)             $18,550,500       $18,198,316      9-Dec-97       $352,184
U.S. Treasury Bonds
20 yr. (Long)               7,345,063         7,219,907      9-Dec-97        125,156
U.S. Treasury Notes
5 yr. (Short)              35,232,031        34,653,125      9-Dec-97       (578,906)
Japanese Government
Bonds 10 yr. (Long)        10,869,747        10,669,749      9-Dec-97        199,998
----------------------------------------------------------------------------------------
                                                                            $ 98,432
----------------------------------------------------------------------------------------



TBA Commitments Outstanding at October 31, 1997
(proceeds receivable $21,403,531)
                                    Principal            Settlement            Market
Description                          Amount                 Date               Value
----------------------------------------------------------------------------------------
FNMA, 7s,
November 2027                     $21,350,000             11/16/97          $21,416,612
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $365,064,021) (Note 1)                                                $376,153,496
---------------------------------------------------------------------------------------------------
Cash                                                                                     17,459,886
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            5,084,907
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      235,165
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           42,513,172
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             361,516
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              752,674
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            544,116
---------------------------------------------------------------------------------------------------
Total assets                                                                            443,104,932

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         59,842,930
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  264,645
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                574,500
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   19,564
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                    74
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    592
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       83,764
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 952,784
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                               388,542
---------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $21,403,531)                        21,416,612
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       98,191
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        83,642,198
---------------------------------------------------------------------------------------------------
Net assets                                                                             $359,462,734

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $414,299,964
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              3,549,160
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                          (69,476,197)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                    11,089,807
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $359,462,734

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($347,222,913 divided by 34,070,724 shares)                                                  $10.19
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $10.19)*                                      $10.70
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($11,311,171 divided by 1,114,256 shares)**                                                  $10.15
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($928,650 divided by 91,107 shares)                                                          $10.19
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $10.19)*                                      $10.53
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended October 31, 1997

Interest income:                                                                       $26,721,271
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         2,331,129
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             778,973
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           12,814
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             7,246
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      895,830
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      101,571
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        4,184
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     64,138
--------------------------------------------------------------------------------------------------
Registration fees                                                                               75
--------------------------------------------------------------------------------------------------
Auditing                                                                                    50,356
--------------------------------------------------------------------------------------------------
Legal                                                                                        8,135
--------------------------------------------------------------------------------------------------
Postage                                                                                     34,592
--------------------------------------------------------------------------------------------------
Other                                                                                       21,630
--------------------------------------------------------------------------------------------------
Total expenses                                                                           4,310,673
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (220,936)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             4,089,737
--------------------------------------------------------------------------------------------------
Net investment income                                                                   22,631,534
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,842,859
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                                    (784,417)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              1,175,606
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                         159,414
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures,
and TBA sale commitments during the year                                                 4,374,045
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  6,767,507
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $29,399,041
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                           Year ended October 31
                                                                                      --------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 22,631,534       $ 24,690,591
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                     2,234,048          3,459,579
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies                                                                     4,533,459        (10,987,465)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     29,399,041         17,162,705
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (22,525,251)       (23,678,859)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (563,757)          (243,839)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (51,138)           (19,056)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                       (34,799,540)       (33,489,985)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                            (28,540,645)       (40,269,034)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       388,003,379        428,272,413
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $3,549,160 and $3,815,033, respectively)                                     $359,462,734       $388,003,379
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                        Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.01           $10.17            $9.32           $10.47           $10.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .61 (b)          .61 (b)          .60              .61              .83
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .20             (.18)             .84            (1.07)              --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .81              .43             1.44             (.46)             .83
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.63)           (.59)            (.59)            (.66)            (.83)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --               --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.63)           (.59)            (.59)            (.69)            (.83)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.19           $10.01           $10.17            $9.32           $10.47
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            8.41             4.45            15.97            (4.54)            8.17
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $347,223         $379,929         $426,252         $449,480         $600,181
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.15             1.16             1.12             1.06             1.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            6.15             6.12             6.22             6.91             7.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             218.97           297.30           234.95           317.91           150.05
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income has been determined on the basis the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for periods ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        June 6, 1994+
operating performance                                                        Year ended October 31              to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.98           $10.14            $9.30            $9.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .52              .54 (b)          .52              .18
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .21             (.18)             .84             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .73              .36             1.36             (.14)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.56)           (.52)            (.52)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                       --              --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.56)            (.52)            (.52)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.15            $9.98           $10.14            $9.30
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             7.55             3.74            15.09            (1.42)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $11,311           $7,535           $1,835             $498
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.90             1.93             1.85              .72*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             5.30             5.44             5.42             2.34*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              218.97           297.30           234.95           317.91
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income has been determined on the basis the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for periods ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                      April 12, 1995+
operating performance                                                                 Year ended October 31     to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $10.01           $10.17            $9.57
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .57              .59 (b)          .29(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .22             (.18)             .60
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .79              .41              .89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.61)           (.57)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (.61)            (.57)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $10.19           $10.01           $10.17
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              8.16             4.20             9.35*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                         $929             $539             $186
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                              1.40             1.43              .71*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              5.81             5.90             3.15*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               218.97           297.30           234.95
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income has been determined on the basis the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for periods ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).






Notes to financial statements
October 31, 1997

Note 1
Significant accounting policies

Putnam Federal Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Discount on original issue bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1997, the fund had a capital loss carryover of approximately $69,108,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

 Loss Carryover       Expiration
----------------   ----------------
    $15,005,000    October 31, 1998
     54,103,000    October 31, 2002

K) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and unrealized gains and losses on forward foreign currency contracts, currency gains and losses on foreign bonds, losses on wash sale transactions, expiration of a capital loss carryover, market discount and paydown gains and losses on mortgage-backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1997, the fund reclassified $242,739 to increase undistributed net investment income and $117,126,116 to decrease paid-in-capital, with a decrease in accumulated net realized loss on investments of $116,883,377. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $100 million of average net assets, 0.65% of the next $100 million, 0.55% of the next $300 million, 0.45% of the next $500 million, and 0.40% of any amount over $1 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1997, fund expenses were reduced by $220,936 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the funds receive an annual Trustees fee of which $704 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $47,015 and $367 from the sale of class A and class M shares, respectively and $22,542 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $197,006,617 and $218,561,696, respectively. Purchases and sales of U.S. government obligations aggregated $598,736,801 and $593,427,707, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,019,842      $20,161,173
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,231,792       12,262,877
------------------------------------------------------------
                                  3,251,634       32,424,050

Shares
repurchased                      (7,118,836)     (71,151,211)
------------------------------------------------------------
Net decrease                     (3,867,202)    $(38,727,161)
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,938,500      $19,364,523
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,266,547       12,588,121
------------------------------------------------------------
                                  3,205,047       31,952,664

Shares
repurchased                      (7,170,397)     (71,497,032)
------------------------------------------------------------
Net decrease                     (3,965,350)    $(39,544,388)
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,308,316       13,014,460
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        50,048          496,673
------------------------------------------------------------
                                  1,358,364       13,511,133

Shares
repurchased                        (998,805)      (9,956,230)
------------------------------------------------------------
Net increase                        359,559      $ 3,554,903
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         884,580       $8,771,380
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        21,682          213,062
------------------------------------------------------------
                                    906,262        8,984,442

Shares
repurchased                        (332,561)      (3,281,315)
------------------------------------------------------------
Net increase                        573,701       $5,703,127
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         112,345       $1,116,519
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,484           34,651
------------------------------------------------------------
                                    115,829        1,151,170

Shares
repurchased                         (78,575)        (778,452)
------------------------------------------------------------
Net increase                         37,254         $372,718
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          39,320         $387,633
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           987            9,769
------------------------------------------------------------
                                     40,307          397,402

Shares
repurchased                          (4,704)         (46,126)
------------------------------------------------------------
Net increase                         35,603         $351,276
------------------------------------------------------------



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Kenneth J. Taubes
Vice President and Fund Manager

Max S. Senter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Federal Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

38089-039/334/878    12/97